                                   EXHIBIT 99

DaimlerChrysler Auto Trust 2006-B monthly distribution report to holders of Asset Backed Notes for the distribution period covered by this report.

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DAIMLERCHRYSLER FINANCIAL SERVICES AMERICAS LLC     DISTRIBUTION DATE: 08-SEP-06

DAIMLERCHRYSLER AUTO TRUST 2006-B MONTHLY SERVICER'S
CERTIFICATE (KP)                                                     PAGE 1 OF 1


Payment Determination Statement Number           4
Distribution Date                        08-Sep-06
Record Date                              07-Sep-06

DATES COVERED        FROM AND INCLUDING   TO AND INCLUDING
-------------        ------------------   ----------------
Collections Period        01-Aug-06           31-Aug-06
Accrual Period            08-Aug-06           07-Sep-06
30/360 Days                      30
Actual/360 Days                  31

                                           NUMBER OF
COLLATERAL POOL BALANCE DATA                ACCOUNTS        $ AMOUNT
----------------------------               ---------   -----------------
Pool Balance - Beginning of Period           93,313    $1,440,393,292.78
Collections of Installment Principal                       32,219,357.18
Collections Attributable to Full Payoffs                   23,912,961.65
Principal Amount of Repurchases                                     0.00
Principal Amount of Gross Losses                            1,364,668.70
                                                       -----------------
Pool Balance - End of Period(EOP)            90,810    $1,382,896,305.25
                                                       =================

POOL STATISTICS                                                 END OF PERIOD
---------------                                               -----------------
Initial Pool Balance (Pool Balance at the Purchase Date)      $1,624,999,894.17
Pool Factor (Pool Balance as a % of Initial Pool Balance)                 85.10%
Ending Overcollateralization(O/C) Amount                      $  120,486,731.99
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)             109.544%
Cumulative Net Losses                                         $    1,217,037.27
Net Loss Ratio (3 mos weighted avg.)                                      0.318%
Cumulative Recovery Ratio                                                44.083%

                                    $ AMOUNT     % OF EOP POOL BAL.   # OF ACCOUNTS
                                 -------------   ------------------   -------------
Delinquency Information:(1)
   31-60 Days Delinquent         13,160,647.13         0.952%              836
   61-90 Days Delinquent          1,848,379.42         0.134%               99
   91-120 Days Delinquent           174,364.03         0.013%               11
   121 Days or More Delinquent            0.00         0.000%                0
   Reposessions                   2,435,330.09         0.176%              129

(1) A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount                        4,458,073.54
60+ Days Delinquency Ratio (3 mo. Weighted Avg.)        0.23028%

                                             CURRENT MONTH     PRIOR MONTH
                                           -----------------   -----------
Weighted Average A.P.R.                                7.160%     7.166%
Weighted Average Remaining Term (months)               47.00      47.82
Weighted Average Seasoning (months)                    17.23      16.35
CASH SOURCES
   Collections of Installment Principal    $   32,219,357.18
   Collections Attributable to Full
      Payoffs                                  23,912,961.65
   Principal Amount of Repurchases                      0.00
   Recoveries on Loss Accounts                    608,655.03
   Collections of Interest                      8,636,204.53
   Investment Earnings                            208,370.81
   Reserve Account                              3,780,500.00
                                           -----------------
   TOTAL SOURCES                           $   69,366,049.20
                                           =================
CASH USES
   Servicer Fee                            $    1,200,327.74
   A Note Interest                              5,656,337.68
   Priority Principal Distribution
      Amount                                            0.00
   B Note Interest                                207,247.50
   Reserve Fund                                 3,780,500.00
   Regular Principal Distribution Amount       58,521,636.28
   Distribution to Certificateholders                   0.00
                                           -----------------
   TOTAL CASH USES                         $   69,366,049.20
                                           =================
ADMINISTRATIVE PAYMENT
Total Principal and Interest Sources       $   69,366,049.20
Investment Earnings in Trust Account             (208,370.81)
Daily Collections Remitted                    (66,383,544.67)
Cash Reserve in Trust Account                  (3,780,500.00)
Servicer Fee (withheld)                        (1,200,327.74)
O/C Release to Seller                                   0.00
                                           -----------------
   PAYMENT DUE TO/(FROM) TRUST ACCOUNT        ($2,206,694.02)
                                           =================
O/C RELEASE (Prospectus pg S31-S32)
Pool Balance                               $1,382,896,305.25
Yield Supplement O/C Amount                   (72,871,556.50)
                                           -----------------
Adjusted Pool Balance                      $1,310,024,748.75
Total Securities                           $1,262,409,573.26
                                           -----------------
Adjusted O/C Amount                        $   47,615,175.49
Target Overcollateralization Amount        $   65,501,237.44
O/C Release Period?                                       No
O/C Release                                $            0.00

                                                                                           Principal
                                     Beginning             Ending           Principal         per          Interest      Interest
NOTES                                 Balance             Balance            Payment       $1000 Face      Payment      $1000 Face
-----                            -----------------   -----------------   --------------   -----------   -------------   ----------
Class A-1 312,200,000.00
   @ 5.1201%                        120,931,209.54       62,409,573.26    58,521,636.28   187.4491873      533,182.68    1.7078241
Class A-2 450,000,000.00
   @ 5.30%                          450,000,000.00      450,000,000.00             0.00     0.0000000    1,987,500.00    4.4166667
Class A-3 570,000,000.00
   @ 5.33%                          570,000,000.00      570,000,000.00             0.00     0.0000000    2,531,750.00    4.4416667
Class A-4 134,700,000.00
   @ 5.38%                          134,700,000.00      134,700,000.00             0.00     0.0000000      603,905.00    4.4833333
Class B 45,300,000.00 @ 5.49%        45,300,000.00       45,300,000.00             0.00     0.0000000      207,247.50    4.5750000
                                 -----------------   -----------------   --------------                 -------------
   Total Notes                   $1,320,931,209.54   $1,262,409,573.26   $58,521,636.28                 $5,863,585.18
                                 =================   =================   ==============                 =============

* Class A-1 Interest is computed on an Actual/360 Basis. Days in current period 31